Consolidated Statements Of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)		Common Class A	Common Class B	Common Stock USD ($)	Additional Paid-in Capital USD ($)	Foreign Currency Translation Adjustments USD ($)	Net Unrealized Loss On Securities Available For Sale USD ($)	Parent USD ($)	Retained Earnings USD ($)	Noncontrolling Interest USD ($)
Beginning Balance at Dec. 31, 2010	$ 122,667				$ 9,764	$ 39,399	$ 11,014	$ (721)	$ 10,293	$ 63,108	$ 103
Beginning Balance (in shares) at Dec. 31, 2010			50,767,426	25,298,329
Transfer of shares from Class B to Class A			1,151,679	(1,151,679)
Net income for the year	101,597									101,625	(28)
Other comprehensive income:
Foreign currency translation adjustments	10,839						10,839		10,839
Reclassification adjustment for loss (gain) included in net income	721							721	721
Share-based compensation	7,170					7,170
Issuance of ordinary shares (in shares)			704
Issuance of ordinary shares	6					6
Exercise of share options (in shares)			1,894,109	190,000
Exercise of share options	3,531				268	3,263
Dividends declared	(154,548)									(154,548)
Ending Balance at Dec. 31, 2011	91,983				10,032	49,838	21,853		21,853	10,185	75
Ending Balance (in shares) at Dec. 31, 2011			53,813,918	24,336,650
Net income for the year	151,804									151,810	(6)
Other comprehensive income:
Foreign currency translation adjustments	1,378						1,378		1,378
Unrealized gain on available-for-sale security	743							743	743
Reclassification adjustment for loss (gain) included in net income
Contribution by noncontrolling interests	636										636
Contribution from shareholder	142					142
Disposal of a subsidiary	(75)										(75)
Share-based compensation	7,149					7,149
Exercise of share options (in shares)			2,199,817
Exercise of share options	12,792				284	12,508
Dividends declared	(79,043)									(79,043)
Ending Balance at Dec. 31, 2012	187,509				10,316	69,637	23,231	743	23,974	82,952	630
Ending Balance (in shares) at Dec. 31, 2012			56,013,735	24,336,650
Net income for the year	298,662									298,609	53
Other comprehensive income:
Foreign currency translation adjustments	20,150						20,150		20,150
Unrealized gain on available-for-sale security	78							78	78
Reclassification adjustment for loss (gain) included in net income	(821)							(821)	(821)
Contribution from shareholder	175					175
Disposal of a subsidiary	(683)										(683)
Share-based compensation	7,028					7,028
Exercise of share options (in shares)	1,427,160	[1]	1,427,160
Exercise of share options	12,415				184	12,231
Dividends declared	(81,046)									(81,046)
Ending Balance at Dec. 31, 2013	$ 443,467				$ 10,500	$ 89,071	$ 43,381		$ 43,381	$ 300,515
Ending Balance (in shares) at Dec. 31, 2013			57,440,895	24,336,650

[1]	Included both Class A and Class B ordinary shares.